UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2013
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital II L.P.
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Address:   800 Third Ave., Suite 2305
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           New York, New York 10022
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Form 13F File Number:  28-15344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
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Title:     Managing Member of G P
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley        New York, New York        05/13/13
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             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
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Form 13F Information Table Entry Total:              12
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Form 13F Information Table Value Total:            $109,058
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.    Form 13F File Number          Name

         1.     028-10425                     Stephen L. Farley

                                                      Form 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------- ---------------- ----------- ----------- -------------------- ---------- -------- --------------------
                                                          VALUE      SHARES/   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------- ---------------- ----------- ----------- ----------- --- ---- ---------- -------- ------- ------ -----
BERKSHIRE HATHAWAY INC
  DEL                      CL B NEW           084670702    3,133    30,063   SH          SOLE                 30,063  0      0
DEVRY INC DEL              COM                251893103   25,252   795,333   SH          SOLE                795,333  0      0
EXXON MOBIL CORP           COM                30231G102      874     9,699   SH          SOLE                  9,699  0      0
GOOGLE INC                 CL A               38259P508   17,875    22,507   SH          SOLE                 22,507  0      0
MASTERCARD INC             CL A               57636Q104   27,738    51,259   SH          SOLE                 51,259  0      0
MONSANTO CO NEW            COM                61166W101    2,670    25,280   SH          SOLE                 25,280  0      0
NORFOLK SOUTHERN CORP      COM                655844108    8,131   105,485   SH          SOLE                105,485  0      0
NORFOLK SOUTHERN CORP      COM                655844908      732     9,500         CALL  SOLE
OCONEE FED FINL CORP       COM                675607105    1,872   120,794   SH          SOLE                120,794  0      0
RITCHIE BROS AUCTIONEERS   COM                767744105    4,850   223,487   SH          SOLE                223,487  0      0
VALEANT PHARMACEUTICALS
  INTL                     COM                91911K102   13,880   185,015   SH          SOLE                185,015  0      0
VISA INC                   COM CL A           92826C839    2,052    12,081   SH          SOLE                 12,081  0      0